Intangible Assets (Details) - Schedule of Identifiable Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Identifiable Intangible Assets [Line Items]
Gross carrying amount as of the business combination date	$ 5,250
Accumulated amortization for the period	78
Net carrying amount as of June 30, 2024	$ 5,172
Core Technology [Member]
Schedule of Identifiable Intangible Assets [Line Items]
Useful Life (in Years)	5 years 6 months 29 days
Gross carrying amount as of the business combination date	$ 4,653
Accumulated amortization for the period	69
Net carrying amount as of June 30, 2024	$ 4,584
Customer Relationships [Member]
Schedule of Identifiable Intangible Assets [Line Items]
Useful Life (in Years)	5 years 6 months 29 days
Gross carrying amount as of the business combination date	$ 597
Accumulated amortization for the period	9
Net carrying amount as of June 30, 2024	$ 588